Stock Compensation Expense and Warrants (Details) - Schedule of warrant activity - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of warrant activity [Abstract]
Warrants outstanding, beginning	654,833	618,631
Warrants outstanding, ending	654,833	654,833
Warrants granted and vested (in Dollars per share)		$ 36,202